Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning balance	1,910	1,023	958
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 4,041.60	$ 7,862.40	$ 8,888.00
Weighted Average Life (Years), Outstanding	8 years 7 months 13 days	5 years 7 months 6 days	5 years 5 months 4 days	4 years 7 months 24 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Number of Options, Granted	32,400	887	207
Weighted Average Exercise Price, Granted	$ 5.44	$ 624.00	$ 1,017.60
Weighted Average Life (Years), Granted	9 years 11 months 8 days	7 years 2 months 1 day	10 years
Number of Options, Forfeited/Expired			(142)
Weighted Average Exercise Price, Forfeited/Expired			$ 9,715.20
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Ending balance	34,310	1,910	1,023	958
Weighted Average Exercise Price, Outstanding, Ending balance	$ 232.64	$ 4,041.60	$ 7,862.40	$ 8,888.00
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 18,010
Number of Options, Options Vested and Exercisable	2,124	1,656
Weighted Average Exercise Price, Options Vested and Exercisable	$ 3,677.60	$ 4,552.80
Weighted Average Exercise Price, Options Vested and Exercisable	4 years 3 months 25 days	5 years 14 days
Aggregate intrinsic value, Granted	$ 18,010
Aggregate Intrinsic Value, Options Vested and Exercisable